Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories	Inventories

	December 31, 2020	December 31, 2019
	€m	€m
Raw materials and consumables	80.5	86.8
Work in progress	46.5	48.3
Finished goods and goods for resale	216.2	188.1
Total inventories	343.2	323.2
During the year ended December 31, 2020, €8.5 million (year ended December 31, 2019: €9.0 million, year ended December 31, 2018: €7.1 million) was charged to the Consolidated Statement of Profit or Loss for the write down of inventories.